Document And Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	GARDEN STAGE LIMITED
Trading Symbol	GSIW
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	15,625,000
Amendment Flag	false
Entity Central Index Key	0001954269
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41879
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30th Floor
Entity Address, Address Line Two	China Insurance Group Building
Entity Address, Address Line Three	141 Des Voeux Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	30th Floor
Entity Address, Address Line Two	China Insurance Group Building
Entity Address, Address Line Three	141 Des Voeux Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Sze Ho, CHAN
City Area Code	+852
Local Phone Number	2688 6333
Contact Personnel Email Address	rickychan@iwinsec.com
Entity Address, Postal Zip Code	00000